Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation

The share-based compensation expenses are recorded as components of cost of revenue, research and development expense, general and administrative expense, and communications and marketing expense, as follows:

	Year Ended June 30,
	2026	2025	2024
Cost of revenue	$535,391	$435,615	$1,370,323
Research and development	891,354	725,241	2,281,403
General and administrative	111,419	90,655	285,175
Communications and marketing	53,539	43,562	137,032
Total	$1,591,703	$1,295,073	$4,073,933

Schedule of Performance Rights Assumptions on Grant Date

	Year Ended June 30,
	2026	2025
Share price	$9.12	$10.76
Expected volatility	44.66%	39.91%
Risk free interest rate	4.73%	3.41%
Weighted average expected option life (in years)	0.67	0.71
Expected dividend yield	0.548%	0.465%

Schedule of Performance Rights Activity

The table below summarizes performance rights activity for the years ended June 30, 2026, 2025 and 2024.

Nonvested at June 30, 2023	2,630,193
Granted	—
Exercised	(716,932)
Forfeited	(1,646,929)
Nonvested at June 30, 2024	266,332
Granted	290,375
Exercised	(6,250)
Forfeited	(50,632)
Nonvested at June 30, 2025	499,825
Granted	887,956
Exercised	(285,785)
Forfeited	(211,968)
Nonvested at June 30, 2026	890,028